FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying value of financial assets and liabilities [Table Text Block]
	September 30, 2022	September 30, 2021
FVTPL	$	$
Cash	11,541,663	19,673,765
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	11,627,913	19,760,015
Amortized cost
Accounts payable and accrued liabilities	1,404,561	638,573